STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes warrant activity for the years ended June 30, 2015 and 2014:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2013	-	$-
Issued	3,000,000	0.07
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2014	3,000,000	0.07
Issued	4,379,158	0.04
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2015	7,379,158	$0.05

Exercisable at June 30, 2015	7,379,158	$0.05
Outstanding and Exercisable:

Weighted average remaining contractual term	4.21
Aggregate intrinsic value	$319,774